RELATED PARTY TRANSACTIONS (Details) - USD ($)			12 Months Ended
	Aug. 31, 2015	Mar. 24, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Sales			$ 131,000,000	$ 261,000,000	$ 232,000,000
Annual lease payments			94,000,000	97,000,000	80,000,000
Unconsolidated affiliates
RELATED PARTY TRANSACTIONS
Sales			131,000,000	261,000,000	232,000,000
Inventory purchases			487,000,000	614,000,000	597,000,000
Jstar
RELATED PARTY TRANSACTIONS
Monthly sublease payments			120,000
Amount payable at the end of the lease term			$ 8,000,000
Current lease term			6 years
Huntsman Foundation
RELATED PARTY TRANSACTIONS
Annual lease payments		$ 2,000,000
Operating lease payments during the period			$ 2,000,000	$ 2,000,000	$ 2,000,000
Extension period of lease			5 years
Jon M. Huntsman, executive chairman
RELATED PARTY TRANSACTIONS
Amount receivable on account of life insurance premium paid for related party			$ 2,000,000
Jon M. Huntsman, Jr. | Consulting Agreement
RELATED PARTY TRANSACTIONS
Monthly consulting expense	$ 50,000
Extension period of consulting agreement (in years)	1 year
Jon M. Huntsman, Jr. | Consulting Agreement | Maximum
RELATED PARTY TRANSACTIONS
Additional compensation expenses	$ 200,000